OPERATING LEASES (Schedule of Future Minimum Payament) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Operating Leases
2018		$ 130,613
2019	$ 131,804	133,499
2020	135,296	116,597
2021	93,801	90,000
2022	90,001	$ 67,500
2023	$ 45,001